Schedule of Reinsurance (Detail) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Reinsurance Premiums for Insurance Companies, by Product Segment, Net Amount [Abstract]
Reinsurance Premiums for Insurance Companies, Product Segment, Gross amount		$ 962	$ 1,011	$ 1,144
Reinsurance Effect on Claims and Benefits Incurred, Amount Ceded to other companies		(329)	(369)	(358)
Reinsurance Effect on Claims and Benefits Incurred, Amount Assumed from other companies		0	0	0
Reinsurance Effect on Claims and Benefits Incurred, Net amount		633	642	786
Life, accident and health insurance in force [Member]
Reinsurance Premiums for Insurance Companies, by Product Segment, Net Amount [Abstract]
Reinsurance Premiums for Insurance Companies, Product Segment, Gross amount		291,984	275,404	260,465
Reinsurance Effect on Claims and Benefits Incurred, Amount Ceded to other companies		(62,714)	(61,674)	(60,976)
Reinsurance Effect on Claims and Benefits Incurred, Amount Assumed from other companies		2	2	5
Reinsurance Effect on Claims and Benefits Incurred, Net amount		229,272	213,732	199,494
Life insurance [Member]
Reinsurance Premiums for Insurance Companies, by Product Segment, Net Amount [Abstract]
Reinsurance Premiums for Insurance Companies, Product Segment, Gross amount	[1]	700	698	842
Reinsurance Effect on Claims and Benefits Incurred, Amount Ceded to other companies	[1]	(67)	(56)	(56)
Reinsurance Effect on Claims and Benefits Incurred, Net amount	[1]	633	642	786
Accident and health insurance [Member]
Reinsurance Premiums for Insurance Companies, by Product Segment, Net Amount [Abstract]
Reinsurance Premiums for Insurance Companies, Product Segment, Gross amount		262	313	302
Reinsurance Effect on Claims and Benefits Incurred, Amount Ceded to other companies		$ (262)	$ (313)	$ (302)

[1]	Primarily represents premiums from traditional life insurance and life-contingent immediate annuities and excludes deposits on investment and universal life insurance products.